ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2012
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 15:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2012	2011	2010

Israel	$2,234	$948	$857
United States	16,568	10,729	6,051
Europe	3,646	2,191	1,693
Far East	1,478	869	968
Other	1,553	432	506

	$25,479	$15,169	$10,075

In 2012, 2011 and 2010, 69%, 82% and 90% of license revenues were derived from the connectivity and replication/ change data capture products respectively. For the year ended December 31, 2012, one of the Company's OEM partners accounted for approximately 10.9% of its revenues (13.4% in 2011). For the year ended December 31, 2011 another OEM partner accounted for approximately 2.4% of the Company's revenues (10.7% in 2011). For the year ended December 31, 2010, no single customer accounted for more than 10% of the Company's revenues.

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.